Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $2.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.00%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $248.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $211.44 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $293.77 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.10%)